COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
John Shaw [Member]
Short-Term Debt [Line Items]
Contract date	3/1/2021	3/1/2021
Compensation Expense, Excluding Cost of Good and Service Sold	$ 45,000	$ 60,000
Compensation owed		$ 25,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease)		500,000
Employee Stock Ownership Plan (ESOP), Compensation Expense		$ 17,500
Chris Galazzi [Member]
Short-Term Debt [Line Items]
Contract date	5/2/2021	5/2/2021
Compensation Expense, Excluding Cost of Good and Service Sold	$ 67,500	$ 90,000
Compensation owed	$ 22,500	$ 37,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease)	93,753	2,208,340
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 1,995	$ 73,446
Venkat Kumar Tangirala [Member]
Short-Term Debt [Line Items]
Contract date	1/1/2022	1/1/2022
Compensation Expense, Excluding Cost of Good and Service Sold	$ 45,000	$ 100,000
Compensation owed	$ 30,000	$ 75,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease)		2,000,000
Employee Stock Ownership Plan (ESOP), Compensation Expense		$ 70,000
Alpen Group L L C [Member]
Short-Term Debt [Line Items]
Contract date	1/1/2022	1/1/2022
Compensation Expense, Excluding Cost of Good and Service Sold	$ 45,000	$ 60,000
Compensation owed	$ 40,000	$ 40,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease)	45,000	555,000
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 4,333	$ 19,292
Strategic Innovations [Member]
Short-Term Debt [Line Items]
Contract date	1/1/2023	4/1/2022
Compensation Expense, Excluding Cost of Good and Service Sold	$ 30,000	$ 31,500
Compensation owed		$ 17,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease)		817,877
Employee Stock Ownership Plan (ESOP), Compensation Expense		$ 27,000
Fraxon Marketing [Member]
Short-Term Debt [Line Items]
Contract date	3/15/2023
Compensation Expense, Excluding Cost of Good and Service Sold	$ 90,000
Compensation owed	$ 10,000
Leonard Tucker L L C [Member]
Short-Term Debt [Line Items]
Contract date		12/17/2020
Compensation Expense, Excluding Cost of Good and Service Sold		$ 140,000
Compensation owed		$ 20,000